Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of loans, by loan type
Total loans	$ 5,199,235	$ 4,775,004
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	2,894,779	2,525,380
Real estate - mortgage
Summary of loans, by loan type
Total loans	847,692	838,467
Real estate - construction
Summary of loans, by loan type
Total loans	1,208,508	1,147,669
Consumer
Summary of loans, by loan type
Total loans	66,414	74,514
Foreign
Summary of loans, by loan type
Total loans	$ 181,842	$ 188,974